Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of net operating loss
Net operating loss	$ 1,111	$ 956	$ 881
United States [Member]
Schedule of net operating loss
Net operating loss	850
Japan [Member]
Schedule of net operating loss
Net operating loss	108
Germany [Member]
Schedule of net operating loss
Net operating loss	100
Thailand [Member]
Schedule of net operating loss
Net operating loss	35
Other [Member]
Schedule of net operating loss
Net operating loss	$ 18